Expense Example {- Franklin Small-Mid Cap Growth VIP Fund} - FTVIP Class 4-61 - Franklin Small-Mid Cap Growth VIP Fund - Class 4	May 01, 2021 USD ($)
Expense Example:
1 year	$ 122
3 years	383
5 years	664
10 years	$ 1,466